Financial Income and Expenses	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Financial Income and Expenses

21. FINANCIAL INCOME AND EXPENSES

Details of financial income and expenses are as follows:

(In thousand Euros)	Note	December 31, 2025	December 31, 2024	December 31, 2023
Financial income
Fair value gain on financial investments		122	1,932	1,127
Fair Value of derivative		—	—	191
Other finance income		411	13	154
Total financial income		533	1,945	1,472
Financial expenses
Interest and fees on bank loans	12	16,097	19,957	13,791
Interest on leases	9	1,739	1,911	1,341
Fair value of derivative		55	101	—
Financial expenses from provisions update	16	29	1,669	—
Other finance costs		—	42	115
Total financial expenses		17,920	23,680	15,247

(In thousand Euros)	December 31, 2025	December 31, 2024	December 31, 2023
Exchange differences	11,663	(4,044)	1,466
Total	11,663	(4,044)	1,466